SCHEDULE OF PROPERTY AND EQUIPMENT (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation		$ (418,848)	$ (366,712)
Property and equipment, net	$ 135,736	183,950	301,624
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Motor Vehicles		267,776	258,876
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Motor Vehicles		75,369	75,369
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Motor Vehicles		45,877	45,877
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Motor Vehicles		20,746	19,295
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Motor Vehicles		$ 193,030	$ 268,919